INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

As of March 31, 2023, the balance of intangible assets was $78,316. During the three-month period ended March 31, 2023, the Company recorded $10,679 in amortization expense. As discussed in Note 4, the intangible assets have been valued based on provisional estimates of fair value and are subject to change as the Company completes its valuation assessment by the completion of the one-year measurement period. Amortization for the following fiscal years is estimated to be: 2023 - $32,038; and 2024 - $42,717, and 2025 -$3,560.

NOTE 5 – INTANGIBLE ASSETS

As of December 31, 2022, the balance of intangible assets was $88,923. During the year ended December 31, 2022, the Company recorded $40,764 in amortization expense. As discussed in Note 4, the intangible assets have been valued based on provisional estimates of fair value and are subject to change as the Company completes its valuation assessment by the completion of the one-year measurement period. Amortization for the following fiscal years is estimated to be: 2023 - $42,682; and 2024 - $42,682, 2025 -$3,559.